Summary Of Significant Accounting Policies - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Inventory write-down	¥ 14,651,000,000	¥ 9,821,000,000	¥ 18,539,000,000
Interest costs incurred	59,913,000,000	58,826,000,000	60,186,000,000
Interest costs, capitalized during period	3,587,000,000	3,559,000,000	5,036,000,000
Recognized income tax positions chance of being sustained, minimum	50.00%
VIEs established to develop real estate for rental assets	223,000,000,000	251,000,000,000
VIEs established to lease software assets	¥ 2,000,000,000	¥ 30,000,000,000